American Dental Association

Members Retirement Program

Equitable Financial Life Insurance Company

Separate Account No. 206

Summary Prospectus for Existing Investors

May 1, 2024

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH147067. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The ADA Members Retirement Program (the “Program”) is an investment program that allows members of the ADA and their eligible employees several plans for the accumulation of retirement savings on a tax deferred basis. This Summary Prospectus only describes the Program. The contracts provide for the accumulation of retirement savings and for income. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2023. This may not reflect all the changes that have occurred since you purchased your contract.

INVESTMENT OPTIONS

Investment Option Name Changes: 1290 Avantis® U.S. Large Cap Growth Fund (formerly 1290 Retirement 2060 Fund); (EQ/JPMorgan Growth Stock Portfolio (formerly EQ/T. Rowe Price Growth Stock Portfolio)

OTHER

Fee Elimination: Effective April 1, 2024, the enrollment fee is no longer required for contract holders.

Portfolio Reorganization: Certain portfolios of the EQ Premier VIP Trust (the “Acquired Trust Portfolios”) were reorganized into substantially identical, newly created portfolios of the EQ Advisors Trust (the “Acquiring Trust Portfolios”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of the Acquired Trust Portfolios and corresponding Acquiring Trust Portfolios are substantially identical, and their Investment Manager did not change. The Acquired Trust Portfolios under your contract were removed as investment options, and the corresponding Acquiring Trust Portfolios were added as available investment options (subject to any applicable allocation restrictions) without impacting your account value, investment allocations, or expenses.

Important information you should consider about the contract

FEES AND EXPENSES

Charges for Early Withdrawals	There is no contingent withdrawal charge if you surrender or withdraw money from the contract. For additional information about charges see “Charges and expenses” in the Prospectus.

Transaction Charges

You will be charged an annuity administrative charge of $350 and may be charged a tax related charge if you annuitize under the contract. In addition you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)

The following tables describe the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base contract fee(1)	0.49%	1.01%
	Investment options(2) (Portfolio fees and expenses)	0.13%	2.95%
	Record maintenance and report fee(3), (4)	$12.00	$12.00

(1)  Expressed as an annual percentage of average daily net assets in the variable investment options. The maximum base contract expense includes a program expense charge (1.00%) and fund related other expenses (0.01%). The program expense charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2024 will be 0.48%. This charge is also deducted from amounts in the GIO and the Money Market Guarantee Account. The fund related other expenses vary by Fund and will fluctuate from year to year based on actual expenses. The fee of 0.01% represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2023. These expenses are based on the expenses incurred by the Funds during the fiscal year ended December 31, 2023.

(2)  Portfolio fees and expenses may be based, in part, on estimated amounts of such expenses.

(3)  We deduct this fee on a quarterly basis at the rate of $3.00 per participant.

(4)  For Investment Only retirement arrangements, the fee is $1.00 per quarter.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $599	Highest Annual Cost $3,210
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Base Contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Base Contract, Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” in “Program Investment options” and Appendix: Portfolio Companies Available Under the Contract in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract including the guaranteed interest option, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling 1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS

Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in the Prospectus. We reserve the right to remove or substitute Portfolios as investment options.

For additional information about the investment options see “Investment options” in the Prospectus.

Optional Benefits

Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. The employer plan may charge interest on the loan, at a rate they set.

See “Participant Loans” in “Benefits Available Under the Contract” later in the Prospectus.

TAXES

Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST

Investment Professional Compensation

Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in the Prospectus.

Appendix : Portfolio Companies Available Under the Contract

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147067. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	1290 Avantis® U.S. Large Cap Growth – Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65	%^	13.71%	9.29%	—
Asset Allocation	1290 Retirement 2020Δ – EIM	0.65	%^	9.41%	5.30%	—
Asset Allocation	1290 Retirement 2025Δ – EIM	0.65	%^	10.34%	6.08%	—
Asset Allocation	1290 Retirement 2030Δ – EIM	0.65	%^	11.01%	6.68%	—
Asset Allocation	1290 Retirement 2035Δ – EIM	0.65	%^	11.60%	7.16%	—
Asset Allocation	1290 Retirement 2040Δ – EIM	0.65	%^	11.90%	7.88%	—
Asset Allocation	1290 Retirement 2045Δ – EIM	0.65	%^	12.52%	8.23%	—
Asset Allocation	1290 Retirement 2050Δ – EIM	0.65	%^	12.97%	8.56%	—
Asset Allocation	1290 Retirement 2055Δ – EIM	0.65	%^	13.37%	8.84%	—
Equity	1290 VT Equity Income – Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.70	%^	5.78%	10.54%	7.51%
Specialty	1290 VT GAMCO Mergers & Acquisitions – EIMG; GAMCO Asset Management, Inc.	1.04	%^	9.79%	4.48%	3.64%
Equity	1290 VT GAMCO Small Company Value – EIMG; GAMCO Asset Management, Inc.	0.81%		21.35%	13.10%	8.21%
Equity	1290 VT SmartBeta Equity ESG – EIMG; AXA Investment Managers US Inc.	0.85	%^	16.88%	11.82%	8.80%
Equity	EQ/AB Small Cap Growth – EIMG; AllianceBernstein L.P.	0.68%		17.97%	10.85%	8.05%
Asset Allocation	EQ/Aggressive Allocation† – EIMG	0.93%		18.76%	10.50%	7.34%
Asset Allocation	EQ/All Asset Growth Allocation(1) – EIMG	1.00	%^	14.39%	7.95%	5.53%
Equity	EQ/ClearBridge Large Cap Growth ESG – EIMG; ClearBridge Investments, LLC	0.75	%^	46.23%	16.09%	10.98%
Asset Allocation	EQ/Conservative Allocation† – EIMG	0.75	%^	8.17%	2.84%	2.39%
Asset Allocation	EQ/Conservative-Plus Allocation† – EIMG	1.10	%^	11.27%	5.04%	3.84%
Fixed Income	EQ/Core Bond Index – EIMG; SSGA Funds Management, Inc.	0.39	%^	4.89%	1.29%	1.37%
Fixed Income	EQ/Core Plus Bond – EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.68	%^	5.03%	2.17%	1.89%
Equity	EQ/Equity 500 Index – EIMG; AllianceBernstein L.P.	0.29	%^	25.88%	15.33%	11.65%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/Global Equity Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.85	%^	21.70%	10.01%	6.56%
Equity	EQ/International Core Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.81%		17.07%	8.21%	3.80%
Equity	EQ/Invesco Comstock – EIMG; Invesco Advisers, Inc.	0.75	%^	12.30%	13.47%	8.97%
Equity	EQ/Janus Enterprise – EIMG; Janus Henderson Investors US LLC	0.80%		17.30%	13.37%	7.89%
Equity	EQ/JPMorgan Growth Stock – EIMG; J.P. Morgan Investment Management Inc.	0.71	%^	46.67%	13.12%	11.56%
Equity	EQ/JPMorgan Value Opportunities – EIMG; J.P. Morgan Investment Management Inc.	0.71%		11.20%	14.45%	10.40%
Equity	EQ/Large Cap Growth Index – EIMG; AllianceBernstein L.P.	0.48%		41.93%	18.92%	14.30%
Equity	EQ/Large Cap Growth Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.63%		39.31%	16.48%	12.75%
Equity	EQ/Large Cap Value Managed Volatility† – EIMG; AllianceBernstein L.P.	0.62%		14.20%	11.04%	8.09%
Equity	EQ/MFS International Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.85	%^	14.66%	9.55%	6.37%
Equity	EQ/Mid Cap Index – EIMG; AllianceBernstein L.P.	0.40	%^	16.08%	12.17%	8.81%
Equity	EQ/Mid Cap Value Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.72%		13.45%	10.63%	7.48%
Asset Allocation	EQ/Moderate Allocation† – EIMG	0.86%		12.61%	6.02%	4.44%
Asset Allocation	EQ/Moderate-Plus Allocation† – EIMG	0.88%		15.62%	8.36%	5.93%
Fixed Income	EQ/PIMCO Global Real Return – EIMG; Pacific Investment Management Company LLC	2.11	%^	4.31%	1.88%	2.74%
Equity	EQ/Small Company Index – EIMG; AllianceBernstein L.P.	0.39%		17.00%	10.33%	7.28%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio – EIMG	0.85	%^	10.11%	7.47%	5.03%
Fixed Income	Multimanager Core Bond – EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.62	%^	5.28%	0.88%	1.46%
Specialty	Multimanager Technology – EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	0.99	%^	49.90%	19.37%	16.46%
Asset Allocation	Target 2015 Allocation* – EIMG	0.85	%^	10.23%	5.20%	4.02%
Asset Allocation	Target 2025 Allocation* – EIMG	0.85	%^	13.97%	7.67%	5.68%
Asset Allocation	Target 2035 Allocation* – EIMG	0.84%		16.83%	9.38%	6.73%
Asset Allocation	Target 2045 Allocation* – EIMG	0.83%		18.40%	10.42%	7.38%
Asset Allocation	Target 2055 Allocation* – EIMG	0.85	%^	20.17%	11.49%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*	This variable investment option was closed to contributions on or about July 12, 2018.
(1)	The “All Asset” Portfolios.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Vanguard® VIF Total Bond Market Index Portfolio – The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Equity	Vanguard® VIF Total Stock Market Index Portfolio – The Vanguard Group, Inc.	0.13%	25.95%	14.93%	11.29%

American Dental Association Member Retirement Program

Issued by

Equitable Financial Life Insurance Company

This Summary Prospectus describes the important features of the contract and provides information about Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”).

We have filed with the Securities and Exchange Commission (“SEC”) a Prospectus and Statement of Additional Information (“SAI”) that includes additional information about the American Dental Association Members Retirement Program, the Company, and Separate Account No. 206. The Prospectus and SAI, each dated May 1, 2024, are incorporated by reference into this Summary Prospectus. The SAI is available free of charge. To request a copy of the SAI, to ask about your contract, or to make other investor inquiries, please call 1-877-522-5035. The SAI is also available at our website, www.equitable.com/ICSR#EQH147067.

Class/Contract Identifier: C000054344